Share-based Payments - Expense recognized for participant services (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) € / shares	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2019 EUR (€)
Share-based Payments
Expense arising from equity-settled share-based payments	€ 17,925,000	€ 0
Expense arising from cash-settled share-based payments	0	6,998,000	€ 50,316,000		€ 7,880,000
Weighted average fair value of options granted	€ 15,430,000	€ 1,815	€ 16,949,000	€ 16,949,000	€ 8,726,000
Exercise price | (per share)	€ 1			€ 1